SUBSEQUENT EVENTS (Details 4) (Subsequent event, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Mar. 07, 2013	May 01, 2013
SUBSEQUENT EVENTS
Equity afffiliate, second subsequent funding allocated percentage	60.00%
Eureka Holdings
SUBSEQUENT EVENTS
Equity contribution to subsidiary	$ 30.0
Consolidated controlling interest (as a percent)		58.30%
Class A Common Units | Eureka Holdings
SUBSEQUENT EVENTS
Shares exchangeable for equity contribution (shares)	1,500,000
Ridgeline or another affiliate of ArcLight
SUBSEQUENT EVENTS
Equity afffiliate, next funding	20.0
ArcLight and Magnum Hunter
SUBSEQUENT EVENTS
Equity afffiliate, second subsequent funding	$ 70.5
ArcLight
SUBSEQUENT EVENTS
Equity afffiliate, second subsequent funding allocated percentage	40.00%